Revenue - Summary of Internal Performance Measurement and Resource Allocation (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	$ 1,841.1	$ 2,085.7
Canada [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	672.5	930.4
United States [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	1,148.7	1,132.2
Rest of the world [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	19.9	23.1
Steel Sheet and Strip [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	1,346.7	1,311.8
Plate [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	324.1	565.8
Slab [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	1.3	0.8
Freight [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	142.7	175.3
Non-steel revenue [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	$ 26.3	$ 32.0